Business combination - Narrative (Details) $ / shares in Units, $ in Thousands					12 Months Ended
	Nov. 11, 2021 USD ($)	Aug. 30, 2021 USD ($) $ / shares shares	Feb. 28, 2020 USD ($)	Feb. 27, 2020 USD ($) installment	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)		Dec. 31, 2019 USD ($)	Dec. 31, 2021 ₪ / shares	Dec. 31, 2020 ₪ / shares
Business Acquisition [Line Items]
Number of installments | installment				3
Goodwill					$ 26,829	$ 9,463	[1]
Amortization expense					1,971	1,289		$ 0
Payment of dividend					100,000	10,000		$ 25,000
Common stock par value per share (in USD per share) | (per share)		$ 10							₪ 0.00001	₪ 0.00001
PIPE Investor, Share Purchase Agreement
Business Acquisition [Line Items]
Sale of stock, price per share (in USD per share) | $ / shares		$ 10.00
Number of shares issued in transaction (in shares) | shares		30,000,000
Sale of stock, consideration received		$ 300,000
Conversion of stock, shares converted (in shares) | shares		30,000,000
Initial dividend paid
Business Acquisition [Line Items]
Payment of dividend		$ 21,300,000
Additional dividend paid
Business Acquisition [Line Items]
Payment of dividend		$ 78,700,000
BlackBag Technologies Inc. (“BlackBag”)
Business Acquisition [Line Items]
Percentage of voting interests acquired			100.00%	100.00%
Consideration transferred, including contingent consideration				$ 33,362
Cash consideration transferred				15,362
Consideration to be paid in installments				18,000
Consideration transferred, installment payments				6,000
Contingent consideration liability				$ 13,000
Contingent consideration, performance period				2 years
Acquisition related costs						1,848
Goodwill				$ 9,463
Amortization expense					1,289	$ 1,546
Total consideration transferred			$ 33,362
BlackBag Technologies Inc. (“BlackBag”) | Trade name
Business Acquisition [Line Items]
Intangible assets acquired				$ 4,000
Useful Life				4 years
BlackBag Technologies Inc. (“BlackBag”) | Core technology
Business Acquisition [Line Items]
Intangible assets acquired				$ 3,900
Useful Life				7 years
TWC Tech Holdings II Corp. (“TWC") | TWC Securityholders
Business Acquisition [Line Items]
Recapitalization exchange ratio (in shares) | shares		1
Digital Clues LTD
Business Acquisition [Line Items]
Acquisition related costs					267
Intangible assets acquired	$ 3,524
Goodwill	17,366
Amortization expense					$ 67
Total consideration transferred	20,000
Digital Clues LTD | Core technology
Business Acquisition [Line Items]
Intangible assets acquired	$ 3,347
Useful Life	7 years

[1]	Prior period results have been retroactively adjusted to reflect the 1:1.0422 reverse stock split effected on August 30, 2021. See also Note 12, Shareholders’ Equity, for details.